Business combination (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Shareholders' equity	$ 5,031	$ 212
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Shareholders' equity		$ (188)